Income Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective income tax rate reconciliation [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of tax rate differential	(5.20%)	(2.20%)	(0.30%)
Valuation allowance deferred tax	4.90%	2.20%	0.10%
Non-deductible items*	7.20%	8.30%	1.30%
Effective tax rate	31.90%	33.30%	26.10%